Fair Value Measurement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 26, 2011	Dec. 30, 2012	Jan. 01, 2012	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2009
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents		$ 34,527	$ 19,212		$ 8,753	$ 4,934
Restricted cash		6,467	6,167
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives		45,724	51,576	31,053
Total gains (losses), net [Abstract]
Included in earnings		(20)
Included in other comprehensive income		(5,832)
Impairment charge of property, plant and equipment classified as held for sale		2,128	355
Impairment charge related to consolidation of print operations	1,696
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents		34,527	19,212
Restricted cash		6,467	6,167
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives		$ 45,724	$ 51,576